Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (3.6%)
	Mueller Industries Inc.	14,127	1,027
	Boise Cascade Co.	2,810	381
	Hawkins Inc.	2,572	326
	UFP Industries Inc.	2,477	301
	Nucor Corp.	1,839	279
	Reliance Inc.	945	271
	Steel Dynamics Inc.	2,032	243
*	Universal Stainless & Alloy Products Inc.	5,356	226
*	Clearwater Paper Corp.	6,750	225
	FutureFuel Corp.	35,347	221
	Sylvamo Corp.	2,771	219
	Freeport-McMoRan Inc.	4,361	193
	Olympic Steel Inc.	4,370	175
	Commercial Metals Co.	2,803	150
	CF Industries Holdings Inc.	1,785	148
	LyondellBasell Industries NV Class A	1,426	141
*	Metallus Inc.	7,445	121
	Cabot Corp.	854	90
	Carpenter Technology Corp.	539	78
	Minerals Technologies Inc.	991	76
	Eastman Chemical Co.	726	74
	International Paper Co.	1,478	72
	Southern Copper Corp.	646	66
	Fastenal Co.	556	38
			5,141
Consumer Discretionary (17.1%)
	Walmart Inc.	16,913	1,306
	Target Corp.	6,635	1,019
	Costco Wholesale Corp.	975	870
	PulteGroup Inc.	6,560	864
	Booking Holdings Inc.	203	794
	General Motors Co.	14,292	711
	H&R Block Inc.	9,508	602
	PVH Corp.	4,530	447
	News Corp. Class B	14,864	437
	Ralph Lauren Corp.	2,348	402
*	Deckers Outdoor Corp.	412	395
*	M/I Homes Inc.	2,381	379
	DR Horton Inc.	1,959	370
	Perdoceo Education Corp.	15,922	357
*	Brinker International Inc.	4,862	348
*	Adtalem Global Education Inc.	4,468	338
*	Skechers USA Inc. Class A	4,878	334
*	Crocs Inc.	2,252	329
	KB Home	3,877	325
	Lennar Corp. Class A	1,782	324
	Dick's Sporting Goods Inc.	1,339	317
	Signet Jewelers Ltd.	3,677	309
	Travel & Leisure Co.	6,919	306
	Macy's Inc.	18,915	295
*	NVR Inc.	32	294
	American Eagle Outfitters Inc.	14,194	292
	Lennar Corp. Class B	1,703	288
	Meritage Homes Corp.	1,426	282
	Steelcase Inc. Class A	19,785	280
	eBay Inc.	4,703	278
*	Grand Canyon Education Inc.	1,909	277
	Tapestry Inc.	6,542	268
	Build-A-Bear Workshop Inc.	7,888	263

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Kontoor Brands Inc.	3,499	262
	Williams-Sonoma Inc.	1,950	262
*	Despegar.com Corp.	20,962	258
	Murphy USA Inc.	495	257
*	AutoNation Inc.	1,435	255
*	G-III Apparel Group Ltd.	9,620	255
	Toll Brothers Inc.	1,718	248
	Caleres Inc.	5,506	232
*	Central Garden & Pet Co. Class A	6,686	229
	MillerKnoll Inc.	7,710	227
	Phinia Inc.	4,544	218
*	SkyWest Inc.	2,757	214
	Ethan Allen Interiors Inc.	6,692	211
*	Tri Pointe Homes Inc.	4,696	209
*	Stagwell Inc.	28,957	208
*	AutoZone Inc.	64	204
	J Jill Inc.	6,141	200
	HNI Corp.	3,585	193
*	Stride Inc.	2,346	193
	Six Flags Entertainment Corp.	4,379	192
	Interface Inc.	10,080	190
*	Green Brick Partners Inc.	2,403	189
	Scholastic Corp.	5,728	183
	Dillard's Inc. Class A	533	181
*	Hanesbrands Inc.	28,370	180
	John Wiley & Sons Inc. Class A	3,693	178
	La-Z-Boy Inc.	4,351	177
*	Royal Caribbean Cruises Ltd.	1,002	165
	Thor Industries Inc.	1,529	164
	Upbound Group Inc.	4,886	163
	Best Buy Co. Inc.	1,575	158
	Nordstrom Inc.	6,926	155
	Kohl's Corp.	7,737	150
*	Cavco Industries Inc.	353	146
	Acushnet Holdings Corp.	2,169	145
	TJX Cos. Inc.	1,167	137
	Standard Motor Products Inc.	4,100	132
*	1-800-Flowers.com Inc. Class A	15,589	125
*	Abercrombie & Fitch Co. Class A	813	120
*	Urban Outfitters Inc.	3,288	119
*	ODP Corp.	3,793	117
	Columbia Sportswear Co.	1,382	112
	Group 1 Automotive Inc.	297	112
*	Taylor Morrison Home Corp.	1,476	99
*	Expedia Group Inc.	681	95
	BorgWarner Inc. (XNYS)	2,653	90
	Academy Sports & Outdoors Inc.	1,612	89
*	Central Garden & Pet Co.	2,150	85
	Oxford Industries Inc.	966	84
*	Mattel Inc.	4,266	81
	Texas Roadhouse Inc.	458	77
	Hasbro Inc.	1,116	76
	SharkNinja Inc.	798	76
	Nexstar Media Group Inc.	438	75
	Rush Enterprises Inc. Class A	1,431	75
*	BJ's Wholesale Club Holdings Inc.	929	74
*	Sally Beauty Holdings Inc.	5,573	73
*	Liquidity Services Inc.	3,302	72
	Shoe Carnival Inc.	1,771	72
*	Vera Bradley Inc.	12,396	72
	TEGNA Inc.	5,118	71
	Buckle Inc.	1,659	70
	PriceSmart Inc.	774	69
	Winnebago Industries Inc.	1,116	67
	Gap Inc.	2,819	63
*	Universal Technical Institute Inc.	3,604	63
	Movado Group Inc.	2,619	62
	Garmin Ltd.	205	38

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Strategic Education Inc.	289	28
			24,621
Consumer Staples (6.1%)
	McKesson Corp.	3,190	1,790
	Altria Group Inc.	22,787	1,225
	Kroger Co.	17,057	908
	Philip Morris International Inc.	4,362	538
	Coca-Cola Consolidated Inc.	342	459
	Primo Water Corp.	18,277	404
	Ingredion Inc.	2,834	381
	Cal-Maine Foods Inc.	4,166	300
*	Sprouts Farmers Market Inc.	2,539	264
	Ingles Markets Inc. Class A	3,353	248
	Andersons Inc.	4,572	233
	Colgate-Palmolive Co.	2,099	223
*	Pilgrim's Pride Corp.	4,756	221
	Casey's General Stores Inc.	576	209
	Weis Markets Inc.	2,873	194
	Bunge Global SA	1,880	191
*	Performance Food Group Co.	2,207	165
	Cencora Inc.	534	128
	Turning Point Brands Inc.	2,834	112
	ACCO Brands Corp.	20,061	110
	SpartanNash Co.	4,059	90
	Edgewell Personal Care Co.	2,215	89
	Kimberly-Clark Corp.	557	81
	Dole plc	4,739	76
*	US Foods Holding Corp.	1,261	75
	Flowers Foods Inc.	3,144	73
			8,787
Energy (9.2%)
	Marathon Petroleum Corp.	6,374	1,129
	Diamondback Energy Inc.	5,481	1,069
	Valero Energy Corp.	7,282	1,069
	EOG Resources Inc.	7,998	1,030
	ConocoPhillips	5,554	632
	Exxon Mobil Corp.	5,140	606
	Select Water Solutions Inc.	36,261	418
	Chord Energy Corp.	2,262	336
	Northern Oil & Gas Inc.	7,679	306
*	MRC Global Inc.	22,696	299
	SM Energy Co.	6,336	289
	Liberty Energy Inc.	13,979	288
	Magnolia Oil & Gas Corp. Class A	10,781	276
	California Resources Corp.	5,118	269
	TechnipFMC plc	9,571	257
	Permian resources Corp.	18,030	257
	SunCoke Energy Inc.	28,290	254
	Murphy Oil Corp.	6,786	253
	Phillips 66	1,688	237
*	Helix Energy Solutions Group Inc.	21,045	236
	CONSOL Energy Inc.	2,250	230
	Weatherford International plc	2,080	218
	Devon Energy Corp.	4,819	216
*	Gulfport Energy Corp.	1,379	200
	Coterra Energy Inc.	8,156	198
	Matador Resources Co.	3,321	188
	Warrior Met Coal Inc.	3,063	188
*	DNOW Inc.	13,601	177
*	Newpark Resources Inc.	20,212	166
	SandRidge Energy Inc.	12,156	161
	Vitesse Energy Inc.	6,135	159
	Helmerich & Payne Inc.	4,249	139
	Granite Ridge Resources Inc.	20,825	132
	Occidental Petroleum Corp.	2,253	128
*	REX American Resources Corp.	2,788	126
*	ProPetro Holding Corp.	14,969	119
	Civitas Resources Inc.	1,887	116
	Ovintiv Inc. (XNYS)	2,350	101

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Peabody Energy Corp.	4,157	97
	Chesapeake Energy Corp.	1,270	95
	Solaris Oilfield Infrastructure Inc. Class A	6,662	85
	Alpha Metallurgical Resources Inc.	351	84
	RPC Inc.	12,190	78
	Texas Pacific Land Corp.	89	77
	World Kinect Corp.	2,654	76
	Cactus Inc. Class A	1,210	72
	Range Resources Corp.	1,771	53
	PBF Energy Inc. Class A	1,535	52
	VAALCO Energy Inc.	7,845	51
	Berry Corp.	6,718	42
			13,334
Financials (25.0%)
	American International Group Inc.	23,428	1,805
	Wells Fargo & Co.	25,928	1,516
	Aflac Inc.	13,329	1,471
	Hartford Financial Services Group Inc.	11,548	1,341
	Bank of New York Mellon Corp.	19,298	1,316
	JPMorgan Chase & Co.	5,129	1,153
	OFG Bancorp	17,915	824
	MGIC Investment Corp.	31,800	809
	OneMain Holdings Inc.	15,663	774
	Apollo Global Management Inc.	6,352	735
	SLM Corp.	31,903	704
	Bank of NT Butterfield & Son Ltd.	17,054	652
	Popular Inc.	5,940	609
	Enact Holdings Inc.	16,863	599
	East West Bancorp Inc.	6,883	579
	Old Republic International Corp.	15,158	544
	First BanCorp (XNYS)	23,928	512
	Amalgamated Financial Corp.	15,223	502
	CNO Financial Group Inc.	12,763	446
	Preferred Bank	5,355	444
	MetLife Inc.	5,568	431
	Progressive Corp.	1,708	431
*	NMI Holdings Inc.	10,287	422
	Bank of America Corp.	10,330	421
	Primerica Inc.	1,561	411
	Ameriprise Financial Inc.	910	409
	International Bancshares Corp.	6,453	408
	Banco Latinoamericano de Comercio Exterior SA Class E	12,255	384
	Jefferies Financial Group Inc.	6,188	371
	Citizens Financial Group Inc.	8,480	365
	State Street Corp.	4,125	359
	Pathward Financial Inc.	5,200	358
*	Mr Cooper Group Inc.	3,640	341
	QCR Holdings Inc.	4,384	338
	Unum Group	5,929	329
	Radian Group Inc.	9,027	326
	Jackson Financial Inc. Class A	3,627	326
	W R Berkley Corp.	5,314	317
	Employers Holdings Inc.	6,323	303
	Fifth Third Bancorp	6,996	299
	Equitable Holdings Inc.	6,910	294
	Central Pacific Financial Corp.	10,536	290
	Corebridge Financial Inc.	9,389	278
	1st Source Corp.	4,508	277
	LPL Financial Holdings Inc.	1,220	274
	Commerce Bancshares Inc.	4,267	273
	S&T Bancorp Inc.	6,290	270
*	Genworth Financial Inc.	38,111	266
	Northern Trust Corp.	2,868	262
	Affiliated Managers Group Inc.	1,468	255
	Carlyle Group Inc.	6,283	252
	Virtu Financial Inc. Class A	8,179	251
	Stifel Financial Corp.	2,787	246
	First Commonwealth Financial Corp.	13,972	241
	Fidelis Insurance Holdings Ltd.	12,836	238

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
*	Bancorp Inc.	4,531	237
	Brightsphere Investment Group Inc.	9,160	223
	Victory Capital Holdings Inc. Class A	4,015	219
	BOK Financial Corp.	1,999	210
	Enterprise Financial Services Corp.	3,949	209
	Assured Guaranty Ltd.	2,540	203
	Mercury General Corp.	3,036	201
	TriCo Bancshares	4,369	199
	WSFS Financial Corp.	3,544	194
	Southside Bancshares Inc.	5,517	189
	First Merchants Corp.	4,820	188
	First Citizens BancShares Inc. Class A	90	183
	Merchants Bancorp	3,845	176
	Ameris Bancorp	2,843	175
	Hanmi Financial Corp.	8,573	170
	Prudential Financial Inc.	1,336	162
	Westamerica BanCorp	3,030	157
*	Axos Financial Inc.	2,171	151
*	Arch Capital Group Ltd.	1,334	151
	Associated Banc-Corp.	5,895	135
	Independent Bank Corp. (XNGS)	2,117	134
	Federal Agricultural Mortgage Corp. Class C	650	128
	Piper Sandler Cos.	381	104
	Citigroup Inc.	1,642	103
	Old Second Bancorp Inc.	5,723	97
	Capitol Federal Financial Inc.	14,989	90
	PNC Financial Services Group Inc.	484	90
	Park National Corp.	505	89
	Truist Financial Corp.	2,002	89
	Fidelity National Financial Inc.	1,472	87
	Lazard Inc.	1,732	87
	Berkshire Hills Bancorp Inc.	3,120	86
	Voya Financial Inc.	1,191	84
	City Holding Co.	688	82
	Univest Financial Corp.	2,885	82
	Janus Henderson Group plc	2,182	82
	ConnectOne Bancorp Inc.	3,241	81
	FB Financial Corp.	1,684	81
	Regions Financial Corp.	3,457	81
	Synovus Financial Corp.	1,738	80
	UMB Financial Corp.	773	80
	Cathay General Bancorp	1,785	79
	Community Financial System Inc.	1,295	79
	First Interstate BancSystem Inc. Class A	2,529	79
	Heritage Financial Corp.	3,441	79
	Mercantile Bank Corp.	1,725	79
	Peoples Bancorp Inc.	2,446	78
	Axis Capital Holdings Ltd.	976	78
	Assurant Inc.	393	77
	NBT Bancorp Inc.	1,570	77
	Northfield Bancorp Inc.	6,319	77
	OceanFirst Financial Corp.	4,308	77
	Reinsurance Group of America Inc.	346	76
	Veritex Holdings Inc.	3,015	76
	Willis Towers Watson plc	259	76
	American Financial Group Inc.	564	75
	Towne Bank	2,175	75
	Ally Financial Inc.	1,722	74
	First Hawaiian Inc.	3,039	74
	RenaissanceRe Holdings Ltd.	292	74
	First Financial Bancorp	2,710	72
	PJT Partners Inc. Class A	576	71
	Diamond Hill Investment Group Inc.	439	69
	Navient Corp.	3,869	65
	CNA Financial Corp.	1,238	64
	Nelnet Inc. Class A	371	43
			36,143

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
Health Care (6.8%)
	HCA Healthcare Inc.	3,380	1,337
	Merck & Co. Inc.	10,839	1,284
	Cigna Group	2,639	955
	AbbVie Inc.	4,552	894
*	Collegium Pharmaceutical Inc.	12,651	487
*	United Therapeutics Corp.	1,020	371
*	Tenet Healthcare Corp.	2,006	333
	Cardinal Health Inc.	2,816	317
	Gilead Sciences Inc.	3,719	294
*	Medpace Holdings Inc.	741	263
*	Amneal Pharmaceuticals Inc.	29,534	256
	SIGA Technologies Inc.	27,818	251
*	ANI Pharmaceuticals Inc.	3,811	243
*	Owens & Minor Inc.	13,992	217
*	Catalyst Pharmaceuticals Inc.	10,602	215
*	Lantheus Holdings Inc.	1,932	206
*	AdaptHealth Corp.	18,558	204
	Eli Lilly & Co.	195	187
*	Zimvie Inc.	9,818	170
	HealthStream Inc.	3,800	110
*	Semler Scientific Inc.	3,638	97
*	OraSure Technologies Inc.	21,452	96
	ResMed Inc.	374	92
	Johnson & Johnson	506	84
*	Community Health Systems Inc.	15,314	83
	Organon & Co.	3,651	82
	Viatris Inc.	6,591	80
*	Protagonist Therapeutics Inc.	1,841	79
	Universal Health Services Inc. Class B	322	77
*	Alkermes plc	2,673	76
	Premier Inc. Class A	3,702	75
*	DaVita Inc.	494	74
*	Inogen Inc.	6,074	74
*	Halozyme Therapeutics Inc.	1,143	73
*	Hims & Hers Health Inc.	4,193	62
*	Corcept Therapeutics Inc.	1,733	61
	LeMaitre Vascular Inc.	359	32
			9,891
Industrials (16.7%)
	3M Co.	8,987	1,210
	American Express Co.	4,246	1,098
	CRH plc	11,811	1,072
	Synchrony Financial	19,329	971
	Caterpillar Inc.	2,320	826
	Kelly Services Inc. Class A	28,293	597
*	Fiserv Inc.	2,978	520
	Teekay Tankers Ltd. Class A	8,210	467
*	Builders FirstSource Inc.	2,576	448
	EMCOR Group Inc.	1,098	432
	Lockheed Martin Corp.	761	432
	Ardmore Shipping Corp.	22,277	421
	PACCAR Inc.	3,832	369
*	Teekay Corp.	43,967	365
	Genco Shipping & Trading Ltd.	20,072	353
	FedEx Corp.	1,105	330
*	Masterbrand Inc.	20,593	330
*	BrightView Holdings Inc.	19,793	316
	Acuity Brands Inc.	1,184	302
*	American Woodmark Corp.	3,326	298
*	Mohawk Industries Inc.	1,850	287
	Brink's Co.	2,468	274
	Allison Transmission Holdings Inc.	2,925	271
	Cummins Inc.	853	267
	Owens Corning	1,581	267
*	IES Holdings Inc.	1,405	262
	United Rentals Inc.	343	254
	Patrick Industries Inc.	1,929	249
*	GMS Inc.	2,820	245

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Argan Inc.	2,967	235
	Carlisle Cos. Inc.	543	230
	Ryder System Inc.	1,583	230
	Parker-Hannifin Corp.	377	226
	REV Group Inc.	7,018	223
	Bel Fuse Inc. Class B	3,247	220
	Heidrick & Struggles International Inc.	5,704	220
	Louisiana-Pacific Corp.	2,264	220
*	Corpay Inc.	698	220
	Safe Bulkers Inc.	42,347	216
	Apogee Enterprises Inc.	3,216	215
	Comfort Systems USA Inc.	595	210
	Scorpio Tankers Inc.	2,906	208
	Matson Inc.	1,492	206
*	BlueLinx Holdings Inc.	2,021	203
*	TopBuild Corp.	511	201
	Griffon Corp.	3,026	200
	Moog Inc. Class A	1,011	200
	International Seaways Inc.	3,829	198
	Dorian LPG Ltd.	4,983	194
	Deluxe Corp.	9,211	190
	Applied Industrial Technologies Inc.	898	184
	ADT Inc.	25,144	183
	DHT Holdings Inc.	15,385	167
	Western Union Co.	13,137	160
	General Electric Co.	908	159
*	Euronet Worldwide Inc.	1,365	147
	Covenant Logistics Group Inc.	2,715	143
	Terex Corp.	2,466	140
	Barrett Business Services Inc.	3,740	137
	Esab Corp.	1,296	136
	Vontier Corp.	3,819	134
*	Resideo Technologies Inc.	6,539	132
*	WEX Inc.	665	127
	Atkore Inc.	1,344	125
	Graphic Packaging Holding Co.	4,162	125
*	Tutor Perini Corp.	5,033	121
	Valmont Industries Inc.	397	113
	Insteel Industries Inc.	3,217	111
	Pactiv Evergreen Inc.	9,401	111
	Cintas Corp.	132	106
*	Sterling Infrastructure Inc.	873	104
	ArcBest Corp.	970	103
*	Gibraltar Industries Inc.	1,447	101
	Snap-on Inc.	334	95
	WW Grainger Inc.	94	93
	Simpson Manufacturing Co. Inc.	508	93
	Trane Technologies plc	256	93
	CRA International Inc.	545	92
	RTX Corp.	748	92
	Quanex Building Products Corp.	3,255	90
*	Knife River Corp.	1,120	88
	Eaton Corp. plc	285	87
*	ASGN Inc.	879	85
	Fidelity National Information Services Inc.	1,007	83
*	DXP Enterprises Inc.	1,482	82
	Costamare Inc.	5,712	81
	Maximus Inc.	853	79
	Federal Signal Corp.	820	78
	Wabash National Corp.	3,997	78
	Flowserve Corp.	1,543	77
	Installed Building Products Inc.	347	77
	LSI Industries Inc.	4,783	76
	Miller Industries Inc.	1,231	75
	United States Lime & Minerals Inc.	919	75
	Westinghouse Air Brake Technologies Corp.	443	75
*	Itron Inc.	721	74
	RPM International Inc.	637	74
*	Gates Industrial Corp. plc	4,059	74
	AAON Inc.	760	73

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
	Curtiss-Wright Corp.	227	72
*	Donnelley Financial Solutions Inc.	1,083	72
	Mueller Water Products Inc. Class A	3,364	72
	Preformed Line Products Co.	600	72
	Ferguson Enterprises Inc.	348	72
*	Hudson Technologies Inc.	8,628	71
	Kadant Inc.	215	69
	Kforce Inc.	1,003	66
	Watsco Inc.	132	63
	Napco Security Technologies Inc.	1,292	60
	Packaging Corp. of America	264	55
	Franklin Electric Co. Inc.	516	54
	Nordic American Tankers Ltd.	14,322	53
*	Cross Country Healthcare Inc.	3,306	49
	ITT Inc.	264	37
			24,143
Real Estate (0.4%)
	Newmark Group Inc. Class A	34,497	477
*	GEO Group Inc.	4,482	62
			539
Technology (11.7%)
	Meta Platforms Inc. Class A	2,454	1,279
	QUALCOMM Inc.	7,056	1,237
	Alphabet Inc. Class C	7,252	1,197
	Alphabet Inc. Class A	5,963	974
	Lam Research Corp.	1,068	877
	NVIDIA Corp.	7,137	852
	International Business Machines Corp.	4,120	833
	Micron Technology Inc.	8,556	823
	Applied Materials Inc.	4,006	790
	KLA Corp.	833	683
	NetApp Inc.	3,694	446
*	Insight Enterprises Inc.	1,915	416
	Jabil Inc.	3,160	345
	Salesforce Inc.	1,366	345
	HP Inc.	9,386	340
*	Photronics Inc.	12,458	322
*	F5 Inc.	1,564	318
*	Daktronics Inc.	21,643	313
	Dell Technologies Inc. Class C	2,687	310
	Monolithic Power Systems Inc.	316	295
*	Cirrus Logic Inc.	1,992	290
	Hewlett Packard Enterprise Co.	14,868	288
*	Kyndryl Holdings Inc.	11,766	279
*	ScanSource Inc.	4,810	245
	PC Connection Inc.	3,104	227
	TD SYNNEX Corp.	1,859	226
	Amkor Technology Inc.	6,665	219
	Leidos Holdings Inc.	1,134	180
*	ePlus Inc.	1,742	167
*	Diebold Nixdorf Inc.	3,609	162
	Immersion Corp.	16,499	155
*	Fabrinet	603	147
*	Pure Storage Inc. Class A	2,852	146
*	Arrow Electronics Inc.	724	98
*	FormFactor Inc.	1,784	87
*	CommVault Systems Inc.	522	81
	Skyworks Solutions Inc.	738	81
*	CACI International Inc. Class A	163	80
	Benchmark Electronics Inc.	1,856	79
*	DXC Technology Co.	3,826	79
*	Qorvo Inc.	676	78
	Gen Digital Inc. (XNGS)	2,967	78
*	PubMatic Inc. Class A	4,731	74
	Pegasystems Inc.	1,027	73
*	OneSpan Inc.	4,380	71
	Hackett Group Inc.	2,074	55
*	Manhattan Associates Inc.	192	51

Vanguard® U.S. Multifactor Fund
		Shares	Market Value ($000)
*	Sanmina Corp.	735	51
			16,842
Telecommunications (2.7%)
	AT&T Inc.	55,926	1,113
	Verizon Communications Inc.	23,906	999
*	Arista Networks Inc.	2,254	796
	T-Mobile US Inc.	2,047	407
	IDT Corp. Class B	8,382	322
	Spok Holdings Inc.	11,356	169
	Motorola Solutions Inc.	188	83
*	NETGEAR Inc.	4,322	70
			3,959
Total Common Stocks (Cost $111,415)			143,400
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 5.373% (Cost $642)	6,419	642
Total Investments (99.8%) (Cost $112,057)			144,042
Other Assets and Liabilities—Net (0.2%)			320
Net Assets (100%)			144,362
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2024	32	906	14
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® U.S. Multifactor Fund
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.